Note 4 - Revenue and Segmental Information (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Australia	20,958	22,582	33,126
Netherlands	1,490	1,393	-
United Kingdom	-	-	3
United States	-	-	-
Total	22,448	23,975	33,129

Disclosure of products and services [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Electrical products and related services	20,958	22,396	33,060
Development fees	-	185	69
Vehicle spec conversion	789	137	-
Conversion kits	301	1,219	-
Accessories	400	38	-
Total revenues	22,448	23,975	33,129

Disclosure of operating segments [text block]
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2022 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total Continuing	Critical Power Services
Revenue from contracts with customers	20,958	-	1,490	-	-	22,448	15,168	37,616
Costs of sales - other	(18,804)	-	(1,504)	-	-	(20,308)	(13,842)	(34,150)
Cost of sales - COVID-19 disruption	(1,881)	-	-	-	-	(1,881)	-	(1,881)
Gross profit	273	-	(14)	-	-	259	1,326	1,585
General and administrative expenses	(1,568)	(80)	(2,578)	(1,660)	(7,440)	(13,326)	(1,485)	(14,811)
Gain/(loss) on solar development	103	(139)	-	23	-	(13)	-	(13)
Other income	662	-	-	-	-	662	324	986
Depreciation and amortization	(1,165)	-	(443)	(3)	(9)	(1,620)	(767)	(2,387)
Operating profit/(loss)	(1,695)	(219)	(3,035)	(1,640)	(7,449)	(14,038)	(602)	(14,640)
Restructuring and other non-recurring costs	45	-	(429)	-	(59)	(443)	-	(443)
Finance expense - net	(7,470)	-	(974)	23	(10)	(8,431)	(172)	(8,603)
Profit/(loss) before income tax	(9,120)	(219)	(4,438)	(1,617)	(7,518)	(22,912)	(774)	(23,686)
Income tax	1,349	-	575	192	(148)	1,968	149	2,117
Loss for the year	(7,771)	(219)	(3,863)	(1,425)	(7,666)	(20,944)	(625)	(21,569)
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2021 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total Continuing	Critical Power Services
Revenue from contracts with customers	22,396	185	1,394	-	-	23,975	16,436	40,411
Costs of sales - other	(18,322)	-	(1,292)	-	-	(19,614)	(14,470)	(34,084)
Cost of sales - COVID-19 disruption	-	-	-	-	-	-	-	-
Gross profit	4,074	185	102	-	-	4,361	1,966	6,327
General and administrative expenses	(1,522)	(1,309)	(1,923)	-	(4,897)	(9,651)	(1,482)	(11,133)
Gain/(loss) on solar development	36	733	-	-	-	769	-	769
Other income	960	-	-	-	-	960	552	1,512
Depreciation and amortization	(1,099)	(4)	(346)	-	(4)	(1,453)	(803)	(2,256)
Operating profit/(loss)	2,449	(395)	(2,167)	-	(4,901)	(5,014)	233	(4,781)
Restructuring & other non-recurring costs	(24)	-	(631)	-	(2,222)	(2,877)	(3)	(2,880)
Finance expense - net	1,824	(24)	(1)	-	(2,073)	(274)	(137)	(411)
Profit/(loss) before income tax	4,249	(419)	2,799	-	(9,196)	(8,165)	93	(8,072)
Income tax	(691)	96	733	-	-	138	(24)	114
Loss for the year	3,558	(323)	(2,066)	-	(9,196)	(8,027)	69	(7,958)
	Continuing operations						Discontinued operations	Total
Year Ended June 30, 2020 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total Continuing	Critical Power Services
Revenue	33,057	69	-	-	3	33,129	14,857	47,986
Costs of sales - other	(27,681)	(20)	-	-	-	(27,701)	(13,184)	(40,885)
Cost of sales - COVID-19 disruption	-	-	-	-	-	-	-	-
Gross profit	5,376	49	-	-	3	5,428	1,673	7,101
General and administrative expenses	(1,491)	(469)	-	-	(2,265)	(4,225)	(1,254)	(5,479)
Gain/(loss) on solar development	41	1,548	-	-	-	1,589	-	1,589
Other income	432	-	-	-	-	432	292	724
Depreciation and amortization	(899)	(45)	-	-	(3)	(947)	(819)	(1,766)
Operating profit/(loss)	3,459	1,083	-	-	(2,265)	2,277	(108)	2,169
Restructuring & other non-recurring costs	(124)	(1,296)	-	-	(1,990)	(3,410)	-	(3,410)
Finance expense - net	(1,234)	(9)	-	-	(1,704)	(2,947)	(202)	(3,149)
Profit/(loss) before income tax	2,101	(222)	-	-	(5,959)	(4,080)	(310)	(4,390)
Income tax	(14)	(728)	-	-	-	(742)	29	(713)
Loss for the year	2,087	(950)	-	-	(5,959)	(4,822)	(281)	(5,103)
As at June 30, 2022 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total

Assets	30,878	22,505	14,201	1,170	903	69,657
Liabilities	(13,452)	(377)	(4,528)	(485)	(28,849)	(47,691)
Net assets/(liabilities)	17,426	22,128	9,673	685	(27,946)	21,966
As at June 30, 2021 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total

Assets	35,604	24,693	9,027	-	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	-	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	-	(16,604)	40,418
As at June 30, 2020 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total

Assets	38,519	22,965	-	-	896	62,380
Liabilities	(14,481)	(1,697)	-	-	(28,312)	(44,490)
Net assets/(liabilities)	24,038	21,268	-	-	(27,416)	17,890